Schedule H, line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
Dover Corporation Retirement Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
At December 31, 2025
(in thousands)

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	Interest-bearing cash:
*	Merrill Lynch Bank	Deposit program	$2,768
	Columbia	Money market funds	5,430
		Total interest-bearing cash	8,198

	Stock fund:
*	Dover Corporation	Dover Stock Fund	419,699

	Collective funds:
	GQG	GQG Partners International Equity CIT CL C	36,808
	T. Rowe	Structured Research Common Trust Fund Class C	208,436
	Vanguard	Target Retirement Income Trust I	29,916
	Vanguard	Target Retirement 2020 Trust I	28,236
	Vanguard	Target Retirement 2025 Trust I	66,723
	Vanguard	Target Retirement 2030 Trust I	152,156
	Vanguard	Target Retirement 2035 Trust I	99,237
	Vanguard	Target Retirement 2040 Trust I	133,721
	Vanguard	Target Retirement 2045 Trust I	65,474
	Vanguard	Target Retirement 2050 Trust I	58,057
	Vanguard	Target Retirement 2055 Trust I	48,058
	Vanguard	Target Retirement 2060 Trust I	28,133
	Vanguard	Target Retirement 2065 Trust I	11,715
	Vanguard	Target Retirement 2070 Trust I	1,687
	Vanguard	Target Retirement INCM & GR	312
	Vanguard	Vanguard Total Bond Index Unit D	37,861
	Vanguard	Vanguard Institutional Extended Market Index Unit D	89,414
	Vanguard	Vanguard Institutional 500 Index Unit D	212,202
	Vanguard	Vanguard Institutional Total International Stock Market Index Trust Unit D	48,021
	Prudential	Prudential Core Plus Bond 6	29,606
	Snyder	Small/Mid Cap Value Class R2	46,477
		Total collective funds	1,432,250

	Dover stable value fund:
	Fully benefit-responsive investment contracts:
**	Principal Life	Traditional guaranteed investment contract	1,347
**	United of Omaha	Traditional guaranteed investment contract	1,350
**	United of Omaha	Traditional guaranteed investment contract	1,369
	ABBVIE INC	4.88% - 03/15/2030 - 350	361
	AMCAR_24-1	5.43% - 01/18/2029 - 599	604
	AMERICAN TOWER CORPORATIO	5.00% - 01/31/2030 - 325	333
	AMGEN INC	4.05% - 08/18/2029 - 350	350
	AMXCA_25-4	4.30% - 07/15/2030 - 650	659

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	APPLE INC	1.20% - 02/08/2028 - 375	357
	ASTRAZENECA FINANCE LLC	4.85% - 02/26/2029 - 350	359
	AT&T INC	4.70% - 08/15/2030 - 400	407
	BAE SYSTEMS PLC	3.40% - 04/15/2030 - 425	411
*	BANK OF AMERICA CORP	5.16% - 01/24/2031 - 875	904
	BANK OF MONTREAL	4.35% - 09/22/2031 - 375	374
	BANK OF NEW YORK MELLON C	4.94% - 02/11/2031 - 375	386
	BANK OF NOVA SCOTIA	5.13% - 02/14/2031 - 365	376
	BANK_17-BNK7	3.18% - 09/15/2060 - 270	266
	BANK_21-BN31	1.74% - 02/15/2054 - 300	286
	BANK5_23-5YR4	6.50% - 12/15/2056 - 303	319
	BECTON DICKINSON AND COMP	5.08% - 06/07/2029 - 325	334
	BERKSHIRE HATHAWAY ENERGY	3.25% - 04/15/2028 - 300	296
	BMWLT_24-1	5.00% - 06/25/2027 - 750	754
	BMWOT_22-A	3.44% - 12/26/2028 - 230	229
	BOEING CO	5.15% - 05/01/2030 - 350	360
	BP CAPITAL MARKETS AMERIC	4.87% - 11/25/2029 - 350	359
	BRISTOL-MYERS SQUIBB CO	1.45% - 11/13/2030 - 425	376
	BROADCOM INC	5.15% - 11/15/2031 - 350	363
	CARMX_25-3	4.35% - 07/15/2030 - 1,100	1,109
	CARRIER GLOBAL CORP	2.49% - 02/15/2027 - 325	320
	CATERPILLAR FINANCIAL SER	4.38% - 08/16/2029 - 350	355
	CFCRE_17-C8	3.37% - 06/15/2050 - 9	9
	CGCMT_16-P6	3.46% - 12/10/2049 - 510	507
	CGCMT_18-B2	3.74% - 03/10/2051 - 242	239
	CGCMT_20-GC46	2.61% - 02/15/2053 - 293	285
	CHUBB INA HOLDINGS INC	4.65% - 08/15/2029 - 315	322
	CIGNA GROUP	4.50% - 09/15/2030 - 325	327
	CITIGROUP INC	4.50% - 09/11/2031 - 775	777
	CMS ENERGY CORPORATION	3.45% - 08/15/2027 - 325	322
	CNH_24-C	4.03% - 01/15/2030 - 1,450	1,455
	CNH_25-B	4.30% - 10/15/2030 - 1,000	1,011
	COLUMBIA TR MM FUND ZERO	Money Market	918
	COMCAST CORPORATION	3.40% - 04/01/2030 - 425	412
	COMM_16-COR1	2.97% - 10/10/2049 - 18	18
	COMM_18-COR3	4.18% - 05/10/2051 - 650	651
	COPAR_23-2	5.82% - 06/15/2028 - 404	408
	COREBRIDGE GLOBAL FUNDING	5.20% - 06/24/2029 - 300	308
	CRVNA_21-N1	0.70% - 01/10/2028 - 17	17
	CRVNA_21-N4	1.80% - 09/11/2028 - 217	213
	CRVNA_25-P1	4.55% - 05/10/2030 - 925	931
	CRVNA_25-P4	4.14% - 12/10/2030 - 525	526
	CSAIL_19-C15	3.90% - 03/15/2052 - 199	199
	CSAIL_19-C16	3.14% - 06/15/2052 - 38	37
	CSAIL_19-C17	2.96% - 09/15/2052 - 546	538
	CSAIL_19-C18	2.87% - 12/15/2052 - 549	538
	CVS HEALTH CORP	5.13% - 02/21/2030 - 350	360
	DBJPM_16-C3	2.89% - 08/10/2049 - 450	447
	DIAGEO INVESTMENT CORPORA	5.13% - 08/15/2030 - 350	363

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	DOMINION ENERGY INC	5.00% - 06/15/2030 - 300	308
	DUKE ENERGY CORP	4.85% - 01/05/2029 - 300	306
	EART_24-4A	5.28% - 08/15/2030 - 187	187
	EFF_24-1	5.23% - 03/20/2030 - 149	151
	ELEVANCE HEALTH INC	5.15% - 06/15/2029 - 350	361
	ENBRIDGE INC	4.50% - 02/15/2031 - 325	325
	ENERGY TRANSFER LP	5.20% - 04/01/2030 - 325	335
	ENTERPRISE PRODUCTS OPERA	4.60% - 01/15/2031 - 325	329
	ERAC USA FINANCE LLC	5.00% - 02/15/2029 - 325	333
	EXELON CORPORATION	5.15% - 03/15/2029 - 300	309
	FFCB	4.63% - 11/13/2028 - 775	796
	FFCB	4.88% - 04/20/2026 - 3,400	3,411
	FGOLD 15YR	3.50% - 02/01/2026 - 0	0
	FGOLD 15YR	4.00% - 03/01/2026 - 0	0
	FGOLD 15YR	3.50% - 03/01/2026 - 0	0
	FGOLD 15YR	3.50% - 03/01/2026 - 0	0
	FGOLD 15YR	4.00% - 03/01/2026 - 0	0
	FGOLD 15YR	3.50% - 03/01/2026 - 0	0
	FGOLD 15YR	3.50% - 04/01/2026 - 0	0
	FGOLD 15YR	4.00% - 05/01/2026 - 0	0
	FGOLD 15YR	3.50% - 04/01/2026 - 0	0
	FGOLD 15YR	3.50% - 08/01/2026 - 1	1
	FGOLD 15YR	3.50% - 06/01/2026 - 0	0
	FGOLD 15YR	3.50% - 06/01/2026 - 0	0
	FGOLD 15YR	4.00% - 06/01/2026 - 1	1
	FGOLD 15YR	3.50% - 08/01/2026 - 0	0
	FGOLD 15YR	3.50% - 07/01/2026 - 0	0
	FGOLD 15YR	3.50% - 07/01/2026 - 0	0
	FGOLD 15YR	3.50% - 08/01/2026 - 0	0
	FGOLD 15YR	3.50% - 08/01/2026 - 0	0
	FGOLD 15YR	3.50% - 08/01/2026 - 0	0
	FGOLD 15YR	3.50% - 09/01/2026 - 1	1
	FGOLD 15YR	3.50% - 09/01/2026 - 0	0
	FGOLD 15YR	3.00% - 09/01/2026 - 0	0
	FGOLD 15YR	3.00% - 02/01/2027 - 0	0
	FGOLD 15YR	3.00% - 12/01/2026 - 0	0
	FGOLD 15YR	3.50% - 01/01/2027 - 0	0
	FGOLD 15YR	3.50% - 03/01/2027 - 2	2
	FGOLD 15YR	3.50% - 06/01/2026 - 0	0
	FGOLD 15YR	3.50% - 05/01/2026 - 0	0
	FGOLD 15YR	3.50% - 06/01/2026 - 0	0
	FGOLD 15YR	3.50% - 07/01/2026 - 1	1
	FGOLD 15YR	3.50% - 10/01/2026 - 0	0
	FGOLD 15YR	3.50% - 09/01/2026 - 1	1
	FGOLD 15YR	3.50% - 05/01/2032 - 6	6
	FGOLD 15YR	3.00% - 07/01/2032 - 3	2
	FGOLD 15YR	3.00% - 01/01/2033 - 54	53
	FGOLD 15YR	3.00% - 03/01/2033 - 27	26
	FGOLD 15YR GIANT	3.50% - 07/01/2026 - 0	0
	FGOLD 15YR GIANT	4.00% - 04/01/2026 - 0	0
	FGOLD 15YR GIANT	3.50% - 08/01/2029 - 6	6

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	FGOLD 15YR GIANT	3.50% - 09/01/2029 - 2	2
	FGOLD 15YR GIANT	3.50% - 09/01/2026 - 0	0
	FGOLD 15YR GIANT	4.00% - 07/01/2026 - 0	0
	FGOLD 15YR GIANT	4.00% - 06/01/2026 - 0	0
	FGOLD 15YR GIANT	3.50% - 05/01/2027 - 0	0
	FGOLD 15YR GIANT	3.50% - 07/01/2026 - 0	0
	FGOLD 15YR GIANT	4.00% - 05/01/2026 - 0	0
	FGOLD 15YR GIANT	4.00% - 07/01/2026 - 0	0
	FGOLD 15YR GIANT	3.50% - 01/01/2027 - 2	2
	FGOLD 15YR GIANT	3.50% - 09/01/2026 - 0	0
	FGOLD 15YR GIANT	3.50% - 01/01/2029 - 1	1
	FGOLD 15YR GIANT	3.50% - 11/01/2029 - 1	1
	FGOLD 15YR GIANT	3.50% - 08/01/2032 - 1	1
	FGOLD 15YR GIANT	3.50% - 03/01/2026 - 0	0
	FGOLD 15YR GIANT	3.50% - 06/01/2026 - 0	0
	FGOLD 15YR GIANT	3.50% - 07/01/2026 - 0	0
	FGOLD 15YR GIANT	3.50% - 08/01/2026 - 1	1
	FGOLD 15YR GIANT	3.50% - 09/01/2026 - 1	1
	FGOLD 15YR GIANT	3.50% - 04/01/2027 - 0	0
	FGOLD 15YR GIANT	3.50% - 03/01/2029 - 0	0
	FGOLD 15YR GIANT	3.50% - 10/01/2028 - 0	0
	FGOLD 15YR GIANT	3.50% - 08/01/2029 - 10	10
	FGOLD 15YR GIANT	3.50% - 11/01/2029 - 17	16
	FGOLD 15YR GIANT	3.50% - 04/01/2030 - 1	1
	FGOLD 15YR GIANT	3.00% - 05/01/2031 - 16	15
	FGOLD 15YR GIANT	3.50% - 08/01/2033 - 13	13
	FGOLD 15YR GIANT	3.00% - 09/01/2033 - 13	13
	FGOLD 15YR GIANT	3.50% - 12/01/2033 - 19	18
	FGOLD 30YR	6.50% - 03/01/2032 - 2	3
	FGOLD 30YR GIANT	4.00% - 12/01/2042 - 14	13
	FGOLD 30YR GIANT	3.50% - 03/01/2045 - 5	4
	FGOLD 30YR GIANT	4.00% - 03/01/2045 - 3	3
	FGOLD 30YR GIANT	4.00% - 02/01/2045 - 2	2
	FGOLD 30YR GIANT	3.50% - 09/01/2045 - 3	3
	FGOLD 30YR GIANT	3.50% - 06/01/2045 - 7	7
	FGOLD 30YR GIANT	3.50% - 12/01/2045 - 7	7
	FGOLD 30YR GIANT	3.50% - 06/01/2046 - 5	5
	FGOLD 30YR GIANT	3.50% - 08/01/2046 - 12	11
	FHLB	3.00% - 03/12/2027 - 50	50
	FHLB	2.13% - 12/11/2026 - 300	296
	FHLB	2.13% - 12/14/2029 - 1,750	1,648
	FHLB	3.50% - 10/04/2027 - 325	325
	FHLMC 15YR UMBS	3.00% - 12/01/2034 - 27	27
	FHLMC 15YR UMBS	3.00% - 12/01/2034 - 20	20
	FHLMC 15YR UMBS	2.00% - 08/01/2035 - 37	34
	FHLMC 15YR UMBS	2.00% - 08/01/2035 - 53	50
	FHLMC 15YR UMBS MIRROR	3.00% - 03/01/2031 - 76	74
	FHLMC 15YR UMBS MIRROR	3.00% - 01/01/2033 - 70	68
	FHLMC 15YR UMBS MIRROR	2.50% - 04/01/2030 - 10	10
	FHLMC 15YR UMBS MIRROR	2.50% - 11/01/2032 - 80	77
	FHLMC 15YR UMBS MIRROR	2.50% - 07/01/2032 - 5	5

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	FHLMC 15YR UMBS MIRROR	2.50% - 05/01/2033 - 84	80
	FHLMC 15YR UMBS MIRROR	3.00% - 04/01/2034 - 23	22
	FHLMC 15YR UMBS SUPER	3.00% - 01/01/2034 - 23	23
	FHLMC 15YR UMBS SUPER	3.00% - 08/01/2034 - 15	15
	FHLMC 15YR UMBS SUPER	2.50% - 08/01/2034 - 45	43
	FHLMC 15YR UMBS SUPER	2.50% - 10/01/2034 - 8	8
	FHLMC 15YR UMBS SUPER	2.00% - 06/01/2035 - 176	163
	FHLMC 15YR UMBS SUPER	2.00% - 09/01/2035 - 38	35
	FHLMC 15YR UMBS SUPER	2.00% - 10/01/2035 - 40	38
	FHLMC 15YR UMBS SUPER	2.50% - 09/01/2037 - 313	296
	FHLMC 15YR UMBS SUPER	5.00% - 07/01/2038 - 310	314
	FHLMC 15YR UMBS SUPER	5.50% - 11/01/2038 - 131	135
	FHLMC 15YR UMBS SUPER	5.50% - 08/01/2039 - 196	201
	FHLMC GOLD 30YR	3.50% - 03/01/2045 - 8	8
	FHLMC GOLD 30YR	3.50% - 05/01/2046 - 4	4
	FHLMC_K059	3.12% - 09/25/2026 - 296	294
	FHLMC_K060	3.30% - 10/25/2026 - 295	293
	FHLMC_K063	3.43% - 01/25/2027 - 325	324
	FHLMC_K066	2.80% - 12/25/2026 - 40	40
	FHLMC_K072	3.44% - 12/25/2027 - 700	695
	FHLMC_K078	3.85% - 06/25/2028 - 200	201
	FNMA 15YR	3.50% - 01/01/2026 - 0	0
	FNMA 15YR	3.50% - 02/01/2026 - 0	0
	FNMA 15YR	3.50% - 08/01/2026 - 1	1
	FNMA 15YR	3.50% - 01/01/2026 - 0	0
	FNMA 30YR	5.00% - 08/01/2034 - 6	6
	FNMA 30YR	5.50% - 10/01/2032 - 2	2
	FNMA 30YR	5.50% - 03/01/2033 - 9	9
	FNMA 30YR	5.50% - 03/01/2033 - 2	2
	FNMA 30YR	5.50% - 08/01/2033 - 0	0
	FNMA 30YR	5.00% - 03/01/2036 - 4	4
	FNMA 30YR	5.50% - 02/01/2029 - 3	3
	FNMA BENCHMARK NOTES	6.63% - 11/15/2030 - 1,575	1,776
	FNMA 10/1 HYBRID ARM	5.94% - 11/01/2033 - 2	2
	FNMA 10/1 HYBRID ARM	6.07% - 12/01/2033 - 1	1
	FNMA 10/1 HYBRID ARM	6.30% - 10/01/2034 - 2	2
	FNMA 15YR	3.50% - 02/01/2026 - 0	0
	FNMA 15YR	3.50% - 02/01/2026 - 0	0
	FNMA 15YR	4.00% - 03/01/2026 - 0	0
	FNMA 15YR	4.00% - 05/01/2026 - 0	0
	FNMA 15YR	3.50% - 09/01/2026 - 0	0
	FNMA 15YR	3.50% - 10/01/2026 - 0	0
	FNMA 15YR	4.50% - 06/01/2026 - 0	0
	FNMA 15YR	3.50% - 08/01/2026 - 1	1
	FNMA 15YR	3.50% - 09/01/2026 - 0	0
	FNMA 15YR	3.50% - 10/01/2026 - 3	3
	FNMA 15YR	3.50% - 11/01/2026 - 0	0
	FNMA 15YR	3.50% - 01/01/2027 - 3	3
	FNMA 15YR	4.00% - 11/01/2026 - 0	0
	FNMA 15YR	3.50% - 01/01/2027 - 3	3
	FNMA 15YR	3.50% - 08/01/2027 - 2	2

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	FNMA 15YR	3.50% - 11/01/2027 - 1	1
	FNMA 15YR	3.50% - 06/01/2027 - 0	0
	FNMA 15YR	4.00% - 01/01/2029 - 1	1
	FNMA 15YR	4.00% - 01/01/2029 - 1	1
	FNMA 15YR	4.00% - 01/01/2029 - 1	1
	FNMA 15YR	4.00% - 01/01/2029 - 1	1
	FNMA 15YR	3.50% - 10/01/2029 - 3	3
	FNMA 15YR	3.50% - 04/01/2030 - 6	6
	FNMA 15YR	3.00% - 09/01/2031 - 2	2
	FNMA 15YR	3.00% - 11/01/2031 - 1	1
	FNMA 15YR	3.50% - 06/01/2030 - 26	26
	FNMA 15YR	3.50% - 02/01/2031 - 11	11
	FNMA 15YR	3.50% - 10/01/2028 - 18	18
	FNMA 15YR	3.50% - 11/01/2028 - 4	4
	FNMA 15YR	3.50% - 12/01/2028 - 1	1
	FNMA 15YR	3.50% - 06/01/2029 - 10	10
	FNMA 15YR	3.50% - 08/01/2029 - 1	1
	FNMA 15YR	3.50% - 09/01/2029 - 2	2
	FNMA 15YR	3.00% - 07/01/2030 - 3	3
	FNMA 15YR	3.00% - 10/01/2030 - 20	20
	FNMA 15YR	3.00% - 10/01/2030 - 1	1
	FNMA 15YR	3.00% - 02/01/2031 - 11	11
	FNMA 15YR	3.00% - 04/01/2031 - 14	14
	FNMA 15YR	2.00% - 02/01/2032 - 28	27
	FNMA 15YR	3.50% - 08/01/2026 - 0	0
	FNMA 15YR	3.50% - 01/01/2029 - 1	1
	FNMA 15YR	3.50% - 02/01/2029 - 8	8
	FNMA 15YR	3.00% - 07/01/2029 - 4	4
	FNMA 15YR	3.50% - 07/01/2029 - 11	11
	FNMA 15YR	3.50% - 01/01/2027 - 1	1
	FNMA 15YR	3.50% - 08/01/2029 - 2	2
	FNMA 15YR	3.00% - 09/01/2029 - 19	19
	FNMA 15YR	3.00% - 02/01/2030 - 9	9
	FNMA 15YR	3.50% - 12/01/2029 - 2	2
	FNMA 15YR	3.00% - 09/01/2030 - 12	11
	FNMA 15YR	3.00% - 10/01/2030 - 3	3
	FNMA 15YR	3.00% - 11/01/2030 - 14	14
	FNMA 15YR	3.00% - 03/01/2031 - 25	24
	FNMA 15YR	3.00% - 04/01/2031 - 21	20
	FNMA 15YR	3.00% - 03/01/2031 - 19	18
	FNMA 15YR	3.00% - 03/01/2032 - 2	2
	FNMA 15YR	3.00% - 04/01/2032 - 34	33
	FNMA 15YR	3.00% - 04/01/2032 - 20	19
	FNMA 15YR	3.00% - 06/01/2032 - 3	3
	FNMA 15YR	3.00% - 07/01/2032 - 30	29
	FNMA 15YR	3.00% - 09/01/2032 - 46	45
	FNMA 15YR	3.50% - 11/01/2032 - 20	20
	FNMA 15YR	3.50% - 02/01/2032 - 57	57
	FNMA 15YR	3.00% - 04/01/2032 - 45	44
	FNMA 15YR	3.00% - 12/01/2033 - 3	2
	FNMA 15YR	3.00% - 02/01/2034 - 17	16

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	FNMA 15YR	3.50% - 10/01/2026 - 0	0
	FNMA 15YR	3.50% - 03/01/2026 - 0	0
	FNMA 15YR	3.00% - 02/01/2031 - 19	18
	FNMA 15YR	3.50% - 01/01/2026 - 0	0
	FNMA 15YR	3.50% - 02/01/2026 - 0	0
	FNMA 15YR	3.50% - 04/01/2026 - 0	0
	FNMA 15YR	3.50% - 08/01/2026 - 0	0
	FNMA 15YR	3.50% - 11/01/2026 - 0	0
	FNMA 15YR	3.00% - 05/01/2031 - 20	20
	FNMA 15YR	3.00% - 10/01/2033 - 20	20
	FNMA 15YR	3.00% - 01/01/2034 - 4	3
	FNMA 15YR	3.00% - 08/01/2031 - 25	24
	FNMA 15YR	3.00% - 11/01/2031 - 23	22
	FNMA 15YR	3.00% - 01/01/2032 - 20	20
	FNMA 15YR	2.50% - 02/01/2033 - 87	84
	FNMA 15YR	3.00% - 09/01/2033 - 83	81
	FNMA 15YR	3.50% - 09/01/2033 - 10	10
	FNMA 15YR	3.00% - 06/01/2034 - 12	12
	FNMA 15YR UMBS	2.50% - 12/01/2034 - 29	28
	FNMA 15YR UMBS	2.50% - 02/01/2035 - 76	72
	FNMA 15YR UMBS	5.00% - 12/01/2037 - 288	293
	FNMA 15YR UMBS	3.00% - 08/01/2034 - 62	61
	FNMA 15YR UMBS	2.50% - 09/01/2034 - 34	32
	FNMA 15YR UMBS	2.50% - 10/01/2034 - 39	37
	FNMA 15YR UMBS	3.00% - 12/01/2034 - 15	15
	FNMA 15YR UMBS	2.00% - 06/01/2035 - 12	11
	FNMA 15YR UMBS	2.00% - 07/01/2035 - 99	92
	FNMA 15YR UMBS	2.50% - 08/01/2035 - 77	74
	FNMA 15YR UMBS	4.50% - 11/01/2037 - 187	187
	FNMA 15YR UMBS	4.50% - 04/01/2038 - 347	347
	FNMA 15YR UMBS	4.00% - 11/01/2039 - 259	256
	FNMA 15YR UMBS SUPER	5.00% - 02/01/2040 - 829	840
	FNMA 15YR UMBS SUPER	5.50% - 08/01/2039 - 193	198
	FNMA 15YR UMBS SUPER	5.50% - 11/01/2039 - 154	157
	FNMA 15YR UMBS SUPER	2.00% - 07/01/2035 - 28	26
	FNMA 15YR UMBS SUPER	2.00% - 09/01/2035 - 102	94
	FNMA 30YR	4.00% - 12/01/2041 - 6	6
	FNMA 30YR	4.50% - 10/01/2043 - 5	5
	FNMA 30YR	4.00% - 08/01/2044 - 16	16
	FNMA 30YR	4.00% - 10/01/2044 - 5	5
	FNMA 30YR	3.50% - 06/01/2045 - 7	7
	FNMA 30YR	3.50% - 11/01/2045 - 19	18
	FNMA 30YR	4.00% - 10/01/2045 - 2	2
	FNMA 30YR	3.50% - 01/01/2046 - 7	6
	FNMA 30YR	3.50% - 12/01/2045 - 6	5
	FNMA 30YR	3.50% - 03/01/2046 - 1	1
	FNMA 30YR	3.50% - 12/01/2045 - 2	2
	FNMA 30YR	3.50% - 03/01/2046 - 3	3
	FNMA 30YR	4.00% - 03/01/2047 - 23	23
	FNMA 30YR	4.00% - 08/01/2047 - 12	12
	FNMA 30YR	3.50% - 04/01/2049 - 5	5

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	FNMA 30YR UMBS	3.50% - 08/01/2049 - 21	19
	FNMA_03-W11	7.27% - 06/25/2033 - 1	1
	FORDO_23-A	4.65% - 02/15/2028 - 193	194
	FORDO_25-A	4.45% - 10/15/2029 - 750	758
	FORDR_21-2	1.53% - 05/15/2034 - 750	735
	FOUNDRY JV HOLDCO LLC	5.50% - 01/25/2031 - 325	336
	GE HEALTHCARE TECHNOLOGIE	4.80% - 01/15/2031 - 325	331
	GILEAD SCIENCES INC	4.80% - 11/15/2029 - 325	334
	GNMA2 30YR	3.50% - 04/20/2047 - 23	22
	GNMA2 30YR	3.50% - 07/20/2046 - 22	20
	GNMA2 30YR	3.50% - 01/20/2047 - 27	25
	GOLDMAN SACHS GROUP INC/T	5.22% - 04/23/2031 - 750	774
	GSMS_16-GS3	2.78% - 10/10/2049 - 9	9
	GSMS_17-GS7	3.20% - 08/10/2050 - 57	56
	GSMS_19-GC42	2.91% - 09/10/2052 - 263	257
	HALST_24-C	4.62% - 04/17/2028 - 450	453
	HART_25-A	4.32% - 10/15/2029 - 225	227
	HART_25-B	4.36% - 12/17/2029 - 350	353
	HCA INC	5.45% - 04/01/2031 - 365	381
	HONEYWELL INTERNATIONAL I	4.70% - 02/01/2030 - 300	307
	HSBC HOLDINGS PLC	4.62% - 11/06/2031 - 700	702
	JDOT_23-A	5.01% - 11/15/2027 - 203	204
	JDOT_25-B	4.34% - 06/15/2032 - 700	708
	JOHN DEERE CAPITAL CORP	4.55% - 06/05/2030 - 350	356
	JPMBB_16-C1	3.58% - 03/17/2049 - 128	128
	JPMCC_16-JP4	3.47% - 12/15/2049 - 18	18
	JPMCC_17-JP5	3.55% - 03/15/2050 - 222	221
	JPMORGAN CHASE & CO	5.00% - 07/22/2030 - 900	924
	KCOT_23-1A	5.02% - 06/15/2027 - 332	333
	KCOT_24-2A	5.26% - 11/15/2028 - 500	508
	KINDER MORGAN INC	5.15% - 06/01/2030 - 103	107
	L3HARRIS TECHNOLOGIES INC	5.05% - 06/01/2029 - 325	334
	LOCKHEED MARTIN CORPORATI	4.40% - 08/15/2030 - 335	338
	LYB INTERNATIONAL FINANCE	5.13% - 01/15/2031 - 350	351
	MBALT_25-A	4.61% - 04/16/2029 - 325	329
	MERCK & CO INC	4.15% - 03/15/2031 - 400	399
	MET TOWER GLOBAL FUNDING	4.20% - 09/16/2030 - 325	323
	MMAF_20-A	0.97% - 04/09/2027 - 66	66
	MONDELEZ INTERNATIONAL IN	2.63% - 03/17/2027 - 350	345
	MORGAN STANLEY	5.04% - 07/19/2030 - 775	795
	MSBAM_17-C33	3.40% - 05/15/2050 - 72	72
	MSC_16-UBS9	3.59% - 03/15/2049 - 11	11
	MSC_17-H1	3.30% - 06/15/2050 - 39	39
	NAROT_25-A	4.49% - 12/17/2029 - 875	887
	NEXTERA ENERGY CAPITAL HO	5.05% - 03/15/2030 - 325	335
	NISOURCE INC	5.20% - 07/01/2029 - 325	335
	NORFOLK SOUTHERN CORPORAT	2.55% - 11/01/2029 - 325	307
	ONTARIO (PROVINCE OF)	2.30% - 06/15/2026 - 450	447
	ORACLE CORPORATION	4.45% - 09/26/2030 - 375	367
	PEPSICO INC	4.60% - 02/07/2030 - 325	332
	PFIZER INC	4.20% - 11/15/2030 - 350	352

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	PNC FINANCIAL SERVICES GR	5.49% - 05/14/2030 - 300	312
	PPL CAPITAL FUNDING INC	3.10% - 05/15/2026 - 325	324
	PRICOA GLOBAL FUNDING I	4.35% - 11/25/2030 - 325	326
	PRINCIPAL LIFE GLOBAL FUN	5.10% - 01/25/2029 - 225	230
	PROCTER & GAMBLE CO	4.05% - 05/01/2030 - 350	352
	PROG_25-SFR4	4.30% - 08/19/2042 - 750	742
	ROYAL BANK OF CANADA	4.65% - 10/18/2030 - 400	405
	SBALT_24-A	5.24% - 01/22/2029 - 700	703
	SHELL FINANCE US INC	4.13% - 11/06/2030 - 375	375
	SIEMENS FUNDING B.V.	4.60% - 05/28/2030 - 375	383
	SKANDINAVISKA ENSKILDA BA	4.50% - 09/03/2030 - 200	201
	SOUTHERN POWER COMPANY	4.25% - 10/01/2030 - 350	349
	STATE STREET CORPORATION	5.68% - 11/21/2029 - 350	367
	SYNOPSYS INC	4.85% - 04/01/2030 - 325	332
	TAOT_23-C	5.16% - 04/17/2028 - 220	221
	TAOT_25-C	4.11% - 03/15/2030 - 775	780
	TARGET CORPORATION	4.35% - 06/15/2028 - 350	354
	T-MOBILE USA INC	3.88% - 04/15/2030 - 385	378
	TORONTO-DOMINION BANK/THE	4.81% - 06/03/2030 - 375	383
	TREASURY NOTE	4.13% - 08/31/2030 - 8,115	8,258
	TRUIST FINANCIAL CORP	5.44% - 01/24/2030 - 300	311
	UBSCM_17-C1	3.26% - 06/15/2050 - 9	9
	UBSCM_17-C3	3.22% - 08/15/2050 - 213	212
	UBSCM_18-C12	4.19% - 08/15/2051 - 309	309
	UBSCM_18-C8	3.72% - 02/15/2051 - 480	476
	UMBS 15YR TBA(REG B)	4.00% - 01/20/2041 - 2,100	2,072
	UMBS 15YR TBA(REG B)	4.50% - 01/20/2041 - 2,225	2,226
	UNION PACIFIC CORPORATION	2.40% - 02/05/2030 - 325	304
	UNITED TECHNOLOGIES CORPO	4.13% - 11/16/2028 - 350	351
	UNITEDHEALTH GROUP INC	4.80% - 01/15/2030 - 400	410
	US BANCORP	5.05% - 02/12/2031 - 425	437
	VALET_24-1	4.63% - 07/20/2029 - 675	684
	VERIZON COMMUNICATIONS IN	2.10% - 03/22/2028 - 400	384
	VOYA GLOBAL FUNDING	4.60% - 11/24/2030 - 300	301
	VWALT_24-A	5.20% - 12/20/2028 - 375	379
	VWALT_25-A	4.50% - 06/20/2028 - 500	505
	VZMT_24-8	4.62% - 11/20/2030 - 575	584
	VZMT_25-1	4.71% - 01/21/2031 - 1,100	1,119
	VZMT_25-5	4.40% - 06/20/2031 - 350	354
	WEC ENERGY GROUP INC	4.75% - 01/15/2028 - 325	330
	WELLS FARGO & COMPANY	5.15% - 04/23/2031 - 775	800
	WFCIT_24-A1	4.94% - 02/15/2029 - 350	354
	WFCM_16-BNK1	2.40% - 08/15/2049 - 311	309
	WFCM_16-LC25	3.49% - 12/15/2059 - 2	2
	WFCM_17-C40	2.50% - 10/15/2050 - 143	142
	WFCM_17-C40	3.32% - 10/15/2050 - 430	425
	WFCM_18-C45	4.15% - 06/15/2051 - 147	147
	WFCM_18-C46	4.09% - 08/15/2051 - 183	184
	WFCM_19-C52	2.83% - 08/15/2052 - 1,674	1,639
	WILLIAMS COMPANIES INC	4.63% - 06/30/2030 - 325	329
	WOART_24-A	4.84% - 10/15/2029 - 465	472

(a)	(b)	(c)	(e)
	Identity of Issuer, Borrower, Lender, etc.	Description of Investment including maturity date, rate of interest, par value ($)	Current Value
	WOART_24-B	5.27% - 09/17/2029 - 431	435
	WOSAT_24-A	4.98% - 02/15/2030 - 350	352
**	Adjustment from fair value to contract value for GICs		1,640
		Total fully benefit-responsive investment contracts	98,111
		Total investments	$1,958,258

	Notes receivable from participants:
*	Plan participants	Interest rates from 3.25% - 9.50%
		Maturities through 2055	$24,451

Column (d) omitted as cost information is not required for participant-directed assets.

* Denotes party-in-interest to the Plan
** All investments are stated at fair value as of December 31, 2025 with the exception of the fully benefit-responsive investment contracts, which are stated at contract value.